NATURE OF OPERATIONS (Narrative) (Details) - USD ($)	Dec. 31, 2021	Dec. 31, 2020	May 31, 2020
Nature Of Operations [Abstract]
Cumulative deficit	$ 45,405,293	$ 34,978,936	$ 29,532,613